UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the

Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to ___________

Date of Report (Date of earliest event reported): _____________

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code,

of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Marlin Receivables 2022-1 LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor: 0001542155

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Richard Irwin, Chief Financial Officer and Treasurer, (856) 505-4133

Name and telephone number, including area code,

of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See Independent Accountants’ Report on Applying Agreed-Upon Procedures, dated June 10, 2022, attached as Exhibit 99.1 to this report.

Exhibit No. Description

Exhibit 99.1 Independent Accountants’ Report on Applying Agreed-Upon Procedures.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MARLIN LEASING CORPORATION
(Sponsor)

By:	/s/ Richard Irwin
Name: Richard Irwin
Title: Chief Financial Officer and Treasurer

Date: June 10, 2022.